CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	¥ 102,239	¥ 36,766
Restricted cash	11,902	822
Short-term investments	2,000	54,947
Accounts receivable, net	61,800	65,617
Receivables due from related parties	304	104
Prepayments and other current assets	11,629	17,171
Total current assets	189,874	175,427
Non-current assets:
Property and equipment, net	3,958	5,817
Intangible assets, net	1,172	1,485
Long-term investments	82,939	74,858
Operating lease right-of-use assets, net	19,548	18,606
Total non-current assets	107,617	100,766
Total assets	297,491	276,193
Current liabilities:
Accounts payable (including amounts of the consolidated variable interest entity ("VIE") and its subsidiaries without recourse to the primary beneficiary of RMB 59.84 million and RMB 46.69 million as of December 31, 2024 and 2025, respectively)	46,694	59,835
Salary and welfare payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 19.22 million and RMB 13.96 million as of December 31, 2024 and 2025, respectively)	23,938	30,666
Taxes payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB Nil and RMB 0.66 million as of December 31, 2024 and 2025, respectively)	4,095	2,648
Deferred revenue (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 19.30 million and RMB 39.90 million as of December 31, 2024 and 2025, respectively)	39,900	19,301
Amounts due to related parties (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 0.79 million and RMB 2.01 million as of December 31, 2024 and 2025, respectively)	2,008	789
Accrued liabilities and other payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 11.15 million and RMB 8.39 million as of December 31, 2024 and 2025, respectively)	12,330	15,103
Short-term bank loan (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 4.00 million and RMB 13.95 million as of December 31, 2024 and 2025, respectively)	19,950	10,000
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 7.86 million and RMB 8.08 million as of December 31, 2024 and 2025, respectively)	8,078	7,860
Total current liabilities	156,993	146,202
Non-current liabilities:
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 11.74 million and RMB 11.43 million as of December 31, 2024 and 2025, respectively)	11,426	11,743
Total non-current liabilities	11,426	11,743
Total liabilities	168,419	157,945
Commitments and Contingencies (Note 19)
Shareholders' equity
Additional paid-in capital	2,056,895	2,057,363
Treasury stock (US$ 0.0001 par value; 3,176,411 shares and 2,601,411 shares as of December 31, 2024 and 2025, respectively)	(2,367)	(2,865)
Accumulated deficit	(1,921,092)	(1,932,258)
Accumulated other comprehensive loss	(5,338)	(4,922)
Total 36Kr Holdings Inc.'s shareholders' equity	128,792	118,012
Non-controlling interests	280	236
Total shareholders' equity	129,072	118,248
Total liabilities and shareholders' equity	297,491	276,193
Class A ordinary shares
Shareholders' equity
Ordinary shares	628	628
Class B ordinary shares
Shareholders' equity
Ordinary shares	28	¥ 66
Class C ordinary shares
Shareholders' equity
Ordinary shares	¥ 38